Basis of presentation and summary of significant accounting policies- Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Oct. 28, 2020	Jul. 08, 2020	May 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Accounting Policies [Line Items]
Gain on deconsolidation					$ 46
Cash current				$ 41,300	65,100
Cash equivalents current				41,333	65,128
Accounts receivable reserves recorded amount				0	0	$ 0
Equity method investments fair value disclosure				2,700	9,300
Triggering A Reconsideration Event For On Going Consolidation Vericidx [Member] | VericiDx IPO [Member]
Accounting Policies [Line Items]
Proceeds from issuance initial public offering				14,500
Kantaro Bio Sciences LLC [Member]
Accounting Policies [Line Items]
Performance of the contract liability				$ 100	$ 1,000
Equity method investment ownership percentage				25.00%	25.00%
Verici Dx Limited [Member]
Accounting Policies [Line Items]
Share capital redesignated into A shares				59,416,134
Noncontrolling interest		$ 1,600
Amount of convertible loan notes	$ 2,500
Gain on deconsolidation					$ 46,000
Fair value adjustment of investments				$ 5,900	$ 6,500
Percentage owned in the ordinary shares				5.80%	6.94%
Verici Dx Limited [Member] | Ordinary Share Of Vericidx [Member]
Accounting Policies [Line Items]
Debt conversion converted instrument shares issued	9,831,681
Verici Dx Limited [Member] | Convertible Promissory Note [Member]
Accounting Policies [Line Items]
Debt conversion convertible instrument amount	$ 2,500
Verici Dx Limited [Member] | A Shares [Member]
Accounting Policies [Line Items]
Per share value		$ 0.001
Verici Dx Limited [Member] | Golden Shares [Member]
Accounting Policies [Line Items]
Per share value		$ 0.001
Verici Dx Limited [Member] | Receipt of Assets in Satisfaction of Debt [Member]
Accounting Policies [Line Items]
Nonmonetary transaction value of consideration	2,000		$ 2,000
Additional funding provided as a consideration	$ 500
Software and Software Development Costs [Member]
Accounting Policies [Line Items]
Estimated useful life				10 years
Research and development expense				$ 100	$ 700
Share-based Payment Arrangement, Option [Member]
Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				4,554,901	4,265,958	3,028,858